Segmented Information	3 Months Ended
Jan. 31, 2025
Segmented Information [abstract]
Segmented Information
NOTE 18: SEGMENTED INFORMATION
For management reporting purposes, the Bank

reports its results from business operations

and activities under four key business

segments:

Canadian Personal
and Commercial Banking, U.S. Retail, Wealth Management

and Insurance, and Wholesale Banking.

The Bank’s other activities are grouped into the

Corporate
segment.
Canadian Personal and Commercial

Banking provides financial products and services

to personal, small business and commercial

customers, and includes
TD Auto Finance Canada. U.S. Retail is comprised

of personal and business banking in

the U.S., TD Auto Finance U.S., the U.S. wealth

business,

as well as the
Bank’s equity investment in Schwab. Wealth Management

and Insurance includes the Canadian

wealth business which provides investment products

and services
to institutional and retail investors, and the insurance

business which provides property and

casualty insurance, as well as life and health

insurance products to
customers across Canada. Wholesale Banking

provides a wide range of capital markets, investment

banking, and corporate banking products and

services,
including underwriting and distribution of

new debt and equity issues, providing advice

on strategic acquisitions and divestitures, and

meeting the daily trading,
funding, and investment needs of the Bank’s

clients. The Corporate segment includes

the effects of certain asset securitization programs,

treasury management,
elimination of taxable equivalent adjustments

and other management reclassifications,

corporate level tax items, and residual unallocated

revenue and expenses.
Effective the first quarter of 2025, certain U.S. governance and control investments, including

costs for U.S. BSA/AML remediation, previously

reported in the
Corporate segment are now reported in the

U.S. Retail segment. Comparative amounts

have been reclassified to conform with the

presentation adopted in the
current period.
The following table summarizes the segment

results for the three months ended January

31, 2025 and January 31, 2024.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Retail and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended January 31
2025 2024 2025 2024 2025 2024 2025 2024 2025 2024 2025 2024
Net interest income (loss) $ 4,135 $ 3,833 $ 3,064 $ 2,899 $ 369 $ 285 $ (107) $ 198 $ 405 $ 273 $ 7,866 $ 7,488
Non-interest income (loss) 1,014 1,051 (282) 604 3,229 2,850 2,107 1,582 115 139 6,183 6,226
Total revenue 5,149 4,884 2,782 3,503 3,598 3,135 2,000 1,780 520 412 14,049 13,714
Provision for (recovery of)
credit losses 521 423 451 385 – – 72 10 168 183 1,212 1,001
Insurance service expenses – – – – 1,507 1,366 – – – – 1,507 1,366
Non-interest expenses

2,086 1,984 2,380 2,459 1,173 1,047 1,535 1,500 896 1,040 8,070 8,030
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,542 2,477 (49) 659 918 722 393 270 (544) (811) 3,260 3,317
Provision for (recovery of)
income taxes

711 692 (192) (17) 238 167 94 65 (153) (273) 698 634
Share of net income from
investment in Schwab 3,4 – – 199 194 – – – – 32 (53) 231 141
Net income (loss) $ 1,831 $ 1,785 $ 342 $ 870 $ 680 $ 555 $ 299 $ 205 $ (359) $ (591) $ 2,793 $ 2,824
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s Federal

Deposit Insurance Corporation special assessment charge are recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to

Note 7 for further details.
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Retail and Insurance Banking Corporate
Total

As at January 31, 2025
Total assets $ 587,920 $ 590,732 $ 23,823 $ 729,329 $ 161,750 $ 2,093,554
As at October 31, 2024
Total assets $ 584,468 $ 606,572 $ 23,217 $ 686,795 $ 160,699 $ 2,061,751